Condensed Financial Information of the Parent Company (Details) - Schedule of condensed statements of comprehensive income - Parent Company [Member] - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Condensed Statement of Income Captions [Line Items]
Interest on deposits with banks	¥ 5,713	¥ 426,672
Total interest and fees income	5,713	426,672
Other revenue		3,353,216
Total non-interest income		3,353,216
Total Revenue	5,713	3,779,888
Employee compensation and benefits	(397,404)	(660,018)
Other expenses	(2,456,055)	(7,544,375)
Total operating expenses	(2,853,459)	(8,204,393)
Income before income tax	(2,847,746)	(4,424,505)
Income tax expense
Net loss	(2,847,746)	(4,424,505)
Foreign currency translation adjustment	(20,712,092)	5,255,576
Comprehensive (losses)/income	¥ (23,559,838)	¥ 831,071